PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

5.PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets, as of December 31, 2021 and 2022 were as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Advances to suppliers	53,666	82,419
Deposits	8,941	11,998
Prepaid expenses	9,123	10,108
Value-added tax recoverable	9,360	6,748
Others	8,029	15,179
Total	89,119	126,452